Document and Entity Information	Sep. 22, 2023
Cover [Abstract]
Entity Registrant Name	DIEBOLD NIXDORF, Inc
Amendment Flag	true
Entity Central Index Key	0000028823
Document Type	8-K/A
Document Period End Date	Sep. 22, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	50 Executive Parkway
Entity Address, Address Line Two	P.O. Box 2520
Entity Address, City or Town	Hudson
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	(330)
Local Phone Number	490-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 28, 2023, Diebold Nixdorf, Incorporated (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) disclosing, among other things, the appointment of four new directors to the Board of Directors of the Company (the “Board”). Committee assignments for each of the new directors had not been determined at the time of the Original 8-K filing. This Amendment is being filed to (i) report that on October 18, 2023, the Board appointed each of the new directors to one or more of the committees, as further described in Item 5.02 below and (ii) correct a clerical error in disclosing the current age of Mr. David Naemura in the Original 8-K. No other changes have been made to the Original 8-K.